Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 2.4	$ 1.5	$ 1.1
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	5 years
Minimum [Member] | Customer Related [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	8 years
Minimum [Member] | Other [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	5 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	10 years
Maximum [Member] | Customer Related [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	10 years
Maximum [Member] | Other [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	9 years